UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3101

CALVERT TAX-FREE RESERVES
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2004

Item 1. Schedule of Investments.

CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.8%	AMOUNT	VALUE
Alabama - 5.9%
Alabama State MFH Revenue VRDN:
1.73%, 4/1/14, LOC: AmSouth Bank (r)	$2,420,000	$2,420,000
1.73%, 9/1/20, LOC: SouthTrust Bank (r)	2,670,000	2,670,000
Auburn Alabama Industrial Development Board Revenue VRDN, 1.85%, 5/1/20, LOC: AmSouth Bank (r)	4,085,000	4,085,000
Birmingham Alabama Public Educational Building Authority Student Housing Revenue VRDN, 1.72%, 6/1/30, LOC: Wachovia Bank (r)	6,760,000	6,760,000
Calhoun County Alabama Economic Development Council Revenue VRDN, 1.71%, 4/1/21, LOC: Bank of America (r)	3,200,000	3,200,000
Colbert County Alabama Industrial Development Board Revenue VRDN, 1.85%, 10/1/11, LOC: SouthTrust Bank (r)	2,625,000	2,625,000
Huntsville Alabama IDA Revenue VRDN, 2.03%, 11/1/26, LOC: First Commonwealth Bank (r)	3,300,000	3,300,000
Mobile County Alabama IDA Revenue VRDN, 1.76%, 4/1/20, LOC: SouthTrust Bank (r)	3,210,000	3,210,000
Montgomery - Wynlakes Alabama Government Utility Authority Revenue Bonds, 1.85%, 4/1/06, LOC: AmSouth Bank (r)	4,000,000	4,000,000
Northport Alabama MFH Revenue VRDN:
1.83%, 9/3/15, LOC: AmSouth Bank (r)	1,675,000	1,675,000
1.73%, 7/1/18, LOC: AmSouth Bank (r)	4,805,000	4,805,000
Port City Alabama Medical Clinic Revenue VRDN, 1.66%, 2/1/25, BPA: Bank of Nova Scotia, AMBAC Insured (r)	6,000,000	6,000,000
Taylor-Ryan Alabama Improvement District Revenue VRDN:
1.72%, 5/1/31, LOC: Columbus Bank & Trust (r)	10,000,000	10,000,000
1.72%, 2/1/34, LOC: Columbus Bank & Trust (r)	3,800,000	3,800,000
Tuscaloosa Alabama IDA Revenue VRDN, 1.98%, 12/1/23, LOC: Regions Bank (r)	4,425,000	4,425,000
Valley Special Care Facilities Revenue VRDN, 1.83%, 6/1/25, LOC: Columbus Bank & Trust (r)	2,830,000	2,830,000

Arizona - 1.1%
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 1.92%, 8/1/22, LOC: Farm Credit Services of America, C/LOC: Key Bank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 1.69%, 1/15/32, LOC: Fannie Mae (r)	9,000,000	9,000,000

Arkansas - 1.3%
Arkadelphia Arkansas IDA Revenue VRDN, 1.80%, 4/1/11, LOC: Den Danske Bank (r)	4,000,000	4,000,000
Arkansas State MFH Revenue VRDN:
1.81%, 10/1/30, LOC: Regions Bank (r)	5,200,000	5,200,000
1.84%, 11/1/31, LOC: First Tennessee Bank (r)	5,000,000	5,000,000

California - 16.1%
ABAG Finance Authority For Nonprofit Corps. COPs
1.73%, 2/1/25, LOC: Wells Fargo Bank (r)	2,735,000	2,735,000
1.70%, 8/1/34, LOC: Allied Irish Bank (r)	3,000,000	3,000,000
Alameda-Contra Costa California Schools Financing Authority COPs, 1.83%, 8/1/24, BPA: Dexia Credit Local, AMBAC Insured (r)	160,000	160,000
California State Department of Water Resources Revenue VRDN, 1.68%, 5/1/22, LOC: Bayerishe Landesbank Girozentrale (r)	3,000,000	3,000,000
California State Economic Recovery Revenue VRDN:
1.69%, 7/1/23, BPA: Depfa Bank plc, XL Cap-Assurance, Inc. Insured (r)	6,500,000	6,500,000
1.70%, 7/1/23, BPA: Dexia Credit Local, XL Cap-Assurance, Inc. Insured (r)	8,600,000	8,600,000
1.72%, 7/1/23, BPA: Depfa Bank plc, XL Cap-Assurance, Inc. Insured (r)	24,000,000	24,000,000
California State GO Bonds, 3.00%, 6/30/05	7,000,000	7,063,980
California State Pollution Control Financing Authority Revenue VRDN:
1.80%, 6/1/11, LOC: Comerica Bank (r)	1,800,000	1,800,964
1.80%, 3/1/16, LOC: Comerica Bank (r)	2,285,000	2,286,283
California State Rural Single Family Homes Mortgage Finance Authority Revenue VRDN, 1.25%, 12/1/06, BPA: Bayer Hypo-Vereinsbank (r)	1,000,000	1,000,000
California State Transit Finance Authority VRDN, 1.70%, 10/1/27, LOC: Credit Suisse First Boston Corp., FSA Insured (r)	15,520,000	15,520,000
California State WateReuse Finance Authority Revenue VRDN, 1.70%, 5/1/28, BPA: Credit Suisse First Boston, FSA Insured (r)	775,000	775,000
California Statewide Communities Development Authority Special Tax Revenue VRDN, 1.75%, 6/1/19, LOC: CalSTERS (r)	1,720,000	1,720,450
Fresno California Revenue VRDN, 1.67%, 5/1/15 (r)	900,000	900,000
Inland Valley California Development Agency Tax Allocation VRDN, 1.78%, 3/1/27, LOC: Union Bank, C/LOC: CalSTERS (r)	20,685,000	20,685,000
Livermore California MFH Revenue VRDN, 1.68%, 5/1/20, LOC: Fannie Mae (r)	5,200,000	5,201,025
Los Angeles California Community Redevelopment Agency Adjustable COPs, 1.73%, 12/1/05, LOC: WestLB AG (r)	11,500,000	11,500,000
Los Angeles County California MFH Revenue VRDN, 1.68%, 12/1/07, LOC: FHLMC (r)	11,300,000	11,300,000
Los Angeles County California Pension Obligation Refunding VRDN, 1.66%, 6/30/07, BPA: Dexia Credit Local, AMBAC Insured (r)	445,000	445,000
Modesto California Irrigation District Financing Authority Revenue VRDN, 1.70%, 10/1/15, BPA: Societe Generale (r)	2,000,000	2,000,000
Oakland California Joint Powers Financing Authority Lease Revenue VRDN, 1.70%, 8/1/21, BPA: Dexia Public Finance Bank, FSA Insured (r)	980,000	980,000
Orange County California Apartment Development Adjustable COPs, 1.63%, 3/1/16, LOC: UBS, AG (r)	1,900,000	1,900,941
San Bernardino County California Housing Authority MFH Revenue VRDN:
1.53%, 5/1/17, LOC: California Federal Savings Bank, C/LOC: FHLB (r)	4,425,000	4,425,000
1.53%, 2/1/23, LOC: California Federal Savings Bank, C/LOC: FHLB (r)	5,660,000	5,660,000
San Francisco City and County California Redevelopment Agency MFH Revenue VRDN, 1.51%, 10/1/10, LOC: Credit Suisse First Boston Corp. (r)	10,330,000	10,330,000
Santa Rosa California Water Revenue VRDN, 1.70%, 9/1/33, LOC: Landesbank Baden-Wurttenberg (r)	13,000,000	13,000,000
Vallejo California MFH Revenue VRDN, 1.71%, 1/1/08, LOC: Bank of America (r)	9,400,000	9,400,000
Victorville California MFH Revenue VRDN, 1.80%, 12/1/15, C/LOC: California Federal Savings Bank (r)	5,210,000	5,210,000

Colorado - 3.3%
Colorado State Housing and Finance Authority Revenue Bonds, 1.75%, 8/1/05	6,000,000	6,000,000
Colorado State Housing and Finance Authority Revenue VRDN:
1.45%, 12/1/09, LOC: Key Bank (r)	3,900,000	3,900,000
1.68%, 10/15/16, CA: Fannie Mae (r)	22,460,000	22,460,000
1.70%, 10/1/30, BPA: FHLB (r)	4,580,000	4,580,000

Connecticut - 0.5%
Connecticut State Health and Educational Facilities Authority Revenue VRDN, 1.59%, 7/1/33 (r)	5,300,000	5,300,000

Delaware - 0.4%
Wilmington Delaware School Project Revenue VRDN, 1.70%, 7/1/31, LOC: Allied Irish Bank (r)	4,800,000	4,800,000

Florida - 2.5%
Alachua County Florida Health Facilities Authority Revenue VRDN, 1.72%, 10/1/32, LOC: BNP Paribas (r)	17,500,000	17,500,000
Florida State Board of Education Capital Outlay Bonds, 5.80%, 1/1/10, IA: Escrowed/Slugs	4,925,000	5,138,487
Miami Florida Health Facilities Authority Revenue VRDN, 1.69%, 8/1/20, LOC: Bank of America (r)	5,770,000	5,770,000

Georgia - 2.5%
Athens Georgia MFH Revenue VRDN, 2.08%, 8/1/05, LOC: U.S. Bank (r)	2,000,000	2,000,000
Columbus Georgia Downtown Development Authority Revenue VRDN, 1.83%, 8/1/15, LOC: Columbus Bank & Trust (r)	7,130,000	7,130,000
Fulton County Georgia IDA Revenue VRDN, 2.46%, 12/1/10, LOC: Branch Bank & Trust (r)	2,600,000	2,600,000
Georgia State Municipal Gas Authority Revenue VRDN, 1.70%, 11/1/07, LOC: Bayerishe Landesbank Girozentrale (r)	9,650,000	9,650,000
Gordon County Georgia Development Authority Revenue VRDN, 1.98%, 7/1/22, LOC: Regions Bank (r)	1,440,000	1,440,000
Savannah Georgia Economic Development Authority Student Housing Revenue VRDN, 1.73%, 9/1/26, LOC: Wachovia Bank (r)	4,000,000	4,000,000
Warner Robins Downtown Development Authority Revenue VRDN, 1.93%, 9/1/34, LOC: Columbus Bank & Trust (r)	1,300,000	1,300,000

Hawaii - 1.2%
Hawaii State Department Budget and Finance Revenue VRDN, 1.74%, 5/1/19, LOC: First Hawaiian Bank (r)	13,280,000	13,280,000

Illinois - 4.6%
Chicago Illinois Development Authority Revenue VRDN, 1.70%, 1/1/37, BPA: Landesbank Baden-Wuerttenberg, FGIC Insured (r)	8,360,000	8,360,000
Illinois State Development Finance Authority Revenue VRDN:
1.70%, 6/1/19, LOC: Northern Trust Co. (r)	5,565,000	5,565,000
1.70%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Educational Facilities Authority Revenue VRDN, 1.67%, 12/1/35, LOC: Harris Trust (r)	15,000,000	15,000,000
Illinois State Housing Development Authority MFH Revenue VRDN, 1.64%, 1/1/08, LOC: FHLMC (r)	11,000,000	11,000,000
Illinois State Metropolitan Pier and Exposition Authority Revenue VRDN, 1.15%, 12/15/23, BPA: Merrill Lynch (r)	7,000,000	7,000,000

Indiana - 3.0%
Indiana State Development Finance Authority Revenue VRDN, 1.90%, 4/1/22, LOC: Bank One (r)	960,000	960,000
Indianapolis Indiana Local Public Improvement Board Bank, 1.50%, 1/18/05	10,000,000	10,000,000
Jasper County Indiana Industrial Economic Development Revenue VRDN, 1.92%, 2/1/22, LOC: Farm Credit Services America, C/LOC: Key Bank (r)	5,275,000	5,275,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 1.97%, 5/1/18, LOC: Bank One (r)	3,000,000	3,000,000
Terre Haute Indiana International Airport Authority Revenue VRDN, 2.09%, 2/1/21, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	2,200,000	2,200,000
Valparaiso Indiana Economic Development Authority Revenue VRDN, 1.88%, 5/1/31, LOC: Marshall & Ilsley Bank (r)	7,000,000	7,000,000
Vigo County Indiana Economic Development Authority Revenue VRDN, 1.96%, 5/1/16, LOC: Old National Bank, C/LOC: Wells Fargo Bank (r)	4,800,000	4,800,000

Iowa - 1.8%
Iowa State Finance Authority Solid Waste Disposal Revenue VRDN, 1.92%, 7/1/18, LOC: Cobank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
Iowa State School Cash Anticipation Program Warrant COPs, 2.00%, 1/28/05, FSA Insured	15,000,000	15,047,273
Le-Mars Iowa IDA Revenue VRDN, 1.92%, 3/1/16, LOC: Cobank, C/LOC: SunTrust Bank (r)	1,850,000	1,850,000

Kansas - 0.7%
Mission Kansas MFH Revenue VRDN, 1.48%, 9/15/26, CA: Fannie Mae (r)	7,800,000	7,800,000

Kentucky - 3.4%
Hopkinsville Kentucky IDA Revenue VRDN, 2.07%, 5/1/26, LOC: Branch Bank & Trust (r)	2,080,000	2,080,000
Kentucky State Association of Counties Advance Revenue Program Tax and Revenue Anticipation COPs, 3.00%, 6/30/05, LOC: Bank One	10,000,000	10,096,695
Kentucky State IDA Revenue VRDN, 1.84%, 2/1/08, LOC: National City Bank (r)	1,000,000	1,000,000
Lexington-Fayette Urban County Kentucky Educational Facilities Revenue VRDN, 1.53%, 5/1/25, LOC: Fifth Third Bank (r)	5,200,000	5,200,000
Mayfield Kentucky Lease Revenue VRDN, 1.69%, 7/1/26, LOC: PNC Bank (r)	3,895,000	3,895,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 1.53%, 6/1/34, LOC: U.S. Bank (r)	8,300,000	8,300,000
Northern Kentucky Port and Industrial Building Authority Revenue VRDN, 1.53%, 12/1/21, LOC: Fifth Third Bank (r)	5,010,000	5,010,000
Winchester Kentucky Industrial Building Revenue VRDN, 1.92%, 10/1/18, LOC: Wachovia Bank (r)	2,400,000	2,400,000

Louisiana - 1.1%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue VRDN, 1.71%, 11/1/34, LOC: Regions Bank (r)	8,000,000	8,000,000
Louisiana State Public Facilities Authority Revenue VRDN, 1.73%, 12/1/14, LOC: Regions Bank (r)	2,145,000	2,145,000
New Orleans Louisiana Aviation Board Revenue VRDN, 1.66%, 8/5/15, BPA: Dexia Public Finance Bank, MBIA Insured (r)	2,715,000	2,715,000

Maryland - 2.3%
Baltimore County Maryland MFH Revenue VRDN, 1.75%, 4/15/34, LOC: Fannie Mae (r)	8,194,000	8,194,000
Gaithersburg Maryland Economic Development Revenue VRDN, 1.72%, 1/1/34, LOC: Key Bank (r)	6,100,000	6,100,000
Maryland State Economic Development Corp. Revenue VRDN, 1.69%, 2/1/34, LOC: SunTrust Bank (r)	3,700,000	3,700,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDN, 1.72%, 1/1/35, LOC: M&T Trust Co. (r)	7,500,000	7,500,000

Massachusetts - 1.2%
Massachusetts State GO VRDN:
1.73%, 1/1/21, BPA: Landesbank Hessen-Thuringen Girozentrale (r)	4,700,000	4,700,000
1.73%, 1/1/21, BPA: State Street Bank & Trust (r)	7,900,000	7,900,000
Massachusetts State Health and Educational Facilities Authority Revenue VRDN, 1.66%, 7/1/27, LOC: Fleet National Bank, FSA Insured (r)	1,100,000	1,100,000

Michigan - 3.7%
Detroit Michigan Sewer Disposal Revenue Bonds, 1.55%, 7/1/31, BPA: FGIC SPI, FGIC Insured (mandatory put, 8/4/2005 @ 100)(r)	11,000,000	11,000,000
Detroit Michigan Water Supply System Revenue VRDN, 1.72%, 7/1/23, BPA: Dexia Public Finance Bank, MBIA Insured (r)	10,000,000	10,000,000
Kent Michigan Hospital Finance Authority LO Revenue VRDN, 1.53%, 11/1/10, LOC: Fifth Third Bank (r)	3,200,000	3,200,000
Michigan State Hospital Finance Authority Revenue VRDN:
1.76%, 3/1/14, LOC: Comercia Bank (r)	5,740,000	5,740,000
1.66%, 12/1/23, LOC: National City Bank (r)	4,220,000	4,220,000
Michigan State Municipal Bond Authority Revenue Bonds:
3.00%, 8/19/05	3,500,000	3,544,058
3.00%, 8/23/05, LOC: JP Morgan Chase Bank	3,000,000	3,037,711
Michigan State University Revenue VRDN, 1.65%, 8/15/30, BPA: Dexia Public Finance Bank (r)	1,020,000	1,020,000

Minnesota - 1.2%
Minnesota State Higher Education Facilities Authority Revenue VRDN, 1.73%, 4/1/27, LOC: Allied Irish Bank (r)	2,600,000	2,600,000
Richfield Minnesota MFH Revenue VRDN, 1.69%, 3/1/34, LOC: FHLMC (r)	4,000,000	4,000,000
St. Louis Park Minnesota MFH Revenue VRDN, 1.69%, 8/1/34, LOC: FHLMC (r)	7,292,000	7,292,000

Mississippi -- 2.1%
Mississippi State Development Bank Special GO VRDN:
1.79%, 6/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	7,340,000	7,340,000
1.79%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	6,430,000	6,430,000
1.79%, 12/1/23, BPA: Bank One, AMBAC Insured (r)	10,000,000	10,000,000

Missouri - 0.7%
Carthage Missouri IDA Revenue VRDN:
1.84%, 4/1/07, LOC: Wachovia Bank (r)	2,000,000	2,000,000
1.92%, 9/1/30, LOC: Wachovia Bank (r)	2,000,000	2,000,000
Missouri State Development Finance Board Revenue VRDN, 1.92%, 9/1/08, LOC: BNP Paribas (r)	3,675,000	3,675,000

Nevada - 0.1%
Henderson Nevada Public Improvement Trust Revenue VRDN, 1.86%, 4/1/07, LOC: JP Morgan Chase Bank (r)	1,500,000	1,500,000

New Hampshire - 0.6%
New Hampshire State Health and Educational Facilities Authority Revenue VRDN, 1.76%, 10/1/33, LOC: Fleet National Bank (r)	6,500,000	6,500,000

New Jersey - 2.3%
New Jersey State GO VRDN, 1.75%, 6/24/05, BPA: Lehman Liquidity Co. LLC (r)	25,800,000	25,800,000

New York - 1.7%
Jay Street Corp. Lease Revenue VRDN, 1.69%, 5/1/22, LOC: Depfa Bank plc (r)	2,700,000	2,700,000
New York City New York GO VRDN, 1.69%, 8/1/15, BPA: KBC Bank NV, AMBAC Insured (r)	10,000,000	10,000,000
New York City New York IDA Civic Facilities Revenue VRDN, 1.65%, 12/1/34, LOC: Allied Irish Bank (r)	3,200,000	3,200,000
New York City New York Transitional Finance Authority Revenue VRDN, 1.72%, 2/1/09, BPA: BNP Paribas (r)	3,000,000	3,000,000

North Carolina - 0.7%
North Carolina State Capital and Educational Facilities Revenue VRDN, 1.69%, 12/1/31, LOC: Branch Bank & Trust (r)	8,330,000	8,330,000

Ohio - 2.1%
Butler County Ohio Healthcare Facilities Revenue VRDN, 1.53%, 9/1/22, LOC: Fifth Third Bank (r)	4,315,000	4,315,000
Franklin County Ohio Hospital Revenue VRDN, 1.75%, 6/1/17, BPA: Citigroup Global Markets Holdings, Inc. (r)	10,000,000	10,000,000
Ohio State Higher Educational Facilities Authority Revenue VRDN, 1.80%, 9/1/26, LOC: Fifth Third Bank (r)	9,290,000	9,290,000

Oklahoma - 0.4%
Pittsburgh County Oklahoma IDA Revenue VRDN, 1.89%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Oregon - 0.9%
Oregon State Tax Anticipation Notes, 2.25%, 11/15/04	10,000,000	10,014,354

Pennsylvania - 3.7%
Beaver County Pennsylvania IDA Pollution Control Revenue VRDN, 1.70%, 6/1/30, LOC: Barclays Bank plc (r)	9,000,000	9,000,000
Cumberland County Pennsylvania Municipal Authority Retirement Community Revenue VRDN:
1.69%, 1/1/35, LOC: Sovereign Bank FSB, C/LOC: Lloyds TSB Bank plc (r)	13,000,000	13,000,000
1.69%, 1/1/37, LOC: Sovereign Bank FSB, C/LOC: Lloyds TSB Bank plc (r)	2,085,000	2,085,000
Philadelphia Pennsylvania MFH Redevelopment Authority Revenue VRDN, 1.75%, 12/1/09, LOC: HSBC Bank (r)	2,350,000	2,350,000
Philadelphia Pennsylvania Tax and Revenue Anticipation Notes, 3.00%, 6/30/05	10,000,000	10,110,210
Somerset Pennsylvania County Hospital Authority Revenue Bonds, 1.20%, 3/1/22, LOC: PNC Bank (mandatory put, 3/1/2005 @ 100)(r)	3,265,000	3,265,000
West Cornwall Township Pennsylvania Municipal Authority Revenue VRDN, 1.74%, 3/1/16, LOC: Wachovia Bank (r)	1,325,000	1,325,000

Puerto Rico - 0.7%
Puerto Rico Commonwealth Electric Power Authority GO VRDN, 1.70%, 7/1/22, BPA: Societe Generale (r)	5,800,000	5,800,000
Puerto Rico Commonwealth Highway and Transportation Revenue VRDN, 1.68%, 7/1/09, BPA: Merrill Lynch, MBIA Insured (r)	1,460,000	1,460,000

Tennessee - 5.8%
Knox County Tennessee Health Educational and MFH Board Revenue VRDN, 1.83%, 12/1/29, LOC: First Tennessee Bank (r)	4,500,000	4,500,000
Loudon Tennessee Industrial Development Board Revenue VRDN, 1.99%, 4/1/13, LOC: Bank One (r)	3,200,000	3,200,000
Memphis-Shelby County Tennessee IDA Revenue VRDN, 1.77%, 3/1/24, LOC: National Bank of Commerce, Tennessee (r)	7,665,000	7,665,000
Metropolitan Government Nashville and Davidson County Tennessee Health and Educational Facility Board Revenue VRDN:
1.53%, 9/1/28, LOC: Fifth Third Bank (r)	2,885,000	2,885,000
1.93%, 12/1/32, LOC: Regions Bank (r)	5,000,000	5,000,000
Sevier County Tennessee Public Building Authority Revenue VRDN:
1.72%, 6/1/10, BPA: KBC Bank NV, AMBAC Insured (r)	370,000	370,000
1.72%, 6/1/12, BPA: KBC Bank NV, AMBAC Insured (r)	2,800,000	2,800,000
1.72%, 6/1/14, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	2,760,000	2,760,000
1.72%, 6/1/17, BPA: KBC Bank NV, AMBAC Insured (r)	500,000	500,000
1.72%, 6/1/18, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	9,330,000	9,330,000
1.72%, 6/1/19, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	3,100,000	3,100,000
1.72%, 6/1/20, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	2,430,000	2,430,000
1.72%, 6/1/21, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	3,500,000	3,500,000
1.72%, 6/1/30, BPA: KBC Bank NV, AMBAC Insured (r)	2,195,000	2,195,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue VRDN:
1.72%, 12/1/13, LOC: BNP Paribas (r)	6,900,000	6,900,000
1.73%, 5/1/16, LOC: Allied Irish Bank (r)	2,700,000	2,700,000
1.74%, 6/1/26, LOC: Allied Irish Bank (r)	4,900,000	4,900,000

Texas - 3.1%
Tarrant County Texas IDA Revenue VRDN, 1.95%, 9/1/27, LOC: First Bank of Missouri, C/LOC: Wachovia Bank (r)	4,000,000	4,000,000
Texas State Tax and Revenue Anticipation Notes, 3.00%, 8/31/05	30,000,000	30,383,963

Utah - 2.6%
Utah State Municipal Securities Trust Certificates Revenue VRDN, 1.93%, 5/6/13, LOC: Bear Stearns Capital Markets (r)	29,370,000	29,370,000

Vermont - 0.0%
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN, 1.80%, 11/1/21 (r)	450,000	450,000

Virginia - 0.7%
Suffolk Virginia IDA Revenue VRDN, 1.87%, 10/1/31, LOC: Branch Bank & Trust (r)	7,500,000	7,500,000

West Virginia - 2.2%
Harrison County West Virginia IDA Revenue VRDN, 1.70%, 6/1/14, LOC: Wachovia Bank (r)	4,140,000	4,140,000
Putnam County West Virginia Solid Waste Disposal Revenue VRDN, 1.72%, 4/1/30 (r)	15,500,000	15,500,000
Weirton West Virginia Municipal Hospital Building Revenue Bonds, 1.25%, 12/1/31, LOC: PNC Bank (r)	5,000,000	5,000,000

Wisconsin - 0.9%
Grafton Wisconsin IDA Revenue VRDN, 1.80%, 12/1/17, LOC: U.S. Bank (r)	2,325,000	2,325,000
Milwaukee Wisconsin Redevelopment Authority Revenue VRDN, 1.69%, 12/1/30, LOC: Fannie Mae (r)	5,935,000	5,935,000
Wisconsin State Health and Educational Facilities Authority Revenue VRDN, 1.75%, 11/1/23, LOC: U.S. Bank (r)	1,600,000	1,600,000

Wyoming - 1.7%
Gillette Wyoming Pollution Control Revenue VRDN, 1.73%, 1/1/18, LOC: Barclays Bank plc (r)	18,600,000	18,600,000

Other - 8.0%
ABN AMRO MuniTops Certificate Trust VRDN:
1.75%, 4/5/06, BPA: ABN Amro Bank (r)	17,385,000	17,385,000
1.73%, 7/4/07, BPA: ABN Amro Bank (r)	2,300,000	2,300,000
1.71%, 8/1/24, BPA: ABN Amro Bank (r)	5,200,000	5,200,000
Koch Floating Rate Trust Revenue VRDN, 1.94%, 4/1/09, BPA: State Street Bank & Trust (r)	10,260,751	10,260,751
Roaring Fork Municipal Products LLC VRDN:
1.77%, 7/1/32, BPA: Bank of New York (r)	6,840,000	6,840,000
1.77%, 5/1/33, BPA: Bank of New York (r)	9,175,000	9,175,000
1.77%, 12/1/33, BPA: Bank of New York (r)	18,090,000	18,090,000
SunAmerica Trust Various States VRDN, 1.89%, 7/1/41, LOC: FHLMC (r)	19,900,000	19,900,000

Total MUNICIPAL OBLIGATIONS (Cost $1,108,028,145)		1,108,028,145

TOTAL INVESTMENTS (Cost $1,108,028,145) - 98.8%		1,108,028,145
Other assets and liabilities, net - 1.2%		13,738,541
NET ASSETS - 100%		$ 1,121,766,686

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond-Purchase Agreement GA: Guaranty Agreement
CA: Collateral Agreement LOC: Letter of Credit
C/LOC: Confirming Letter of Credit
Abbreviations:
COPs: Certificates of Participation
FGIC: Federal Guaranty Insurance Company
FHLB: Federal Home Loan Bank
FHLMC: Federal Home Loan Mortgage Corp.
FSA: Financial Security Advisor
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: limited Obligation
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES LIMITED-TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
	PRINCIPAL
MUNICIPAL OBLIGATIONS - 99.1%	AMOUNT	VALUE
Alabama - 2.5%
Alabama State MFH Revenue VRDN:
2.13%, 9/1/22 (r)	$2,600,000	$2,600,000
3.15%, 9/1/30 (r)	3,215,000	3,216,382
2.73%, 12/1/30 (r)	6,410,000	6,410,000
Athens Alabama IDA Pollution Control Revenue VRDN, 4.61%, 6/1/05 (r)	3,500,000	3,500,000
Birmingham Alabama Public Educational Building Authority Student Housing Revenue VRDN, 1.72%, 6/1/30 (r)	17,115,000	17,115,000
Calhoun County Alabama Economic Development Council Revenue VRDN, 1.71%, 4/1/21 (r)	5,300,000	5,300,000

Arizona - 1.9%
Apache County Arizona IDA Revenue VRDN, 1.68%, 12/15/18 (r)	4,600,000	4,600,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 2.02%, 5/1/27 (r)	1,250,000	1,250,000
Tucson Arizona IDA Revenue VRDN, 1.69%, 1/15/32 (r)	365,000	365,000
Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds:
4.625%, 6/1/27 (mandatory put, 6/1/05 @ 100)(r)	6,000,000	6,077,100
3.65%, 3/1/28 (mandatory put, 3/1/06 @ 100)(r)	12,900,000	13,026,162
4.45%, 3/1/28 (mandatory put, 3/1/08 @ 100)(r)	1,370,000	1,409,511

Arkansas - 0.3%
Fort Smith Arkansas Sales and Use Tax Revenue Bonds, 3.50%, 12/1/11	3,620,000	3,717,849

California - 7.2%
Alameda-Contra Costa California Schools Financing Authority COPs, 1.83%, 8/1/24 (r)	425,000	425,000
Alvord California Unified School District COPs, 1.50%, 6/1/28 (r)	3,000,000	3,000,000
California State Department of Water Resources Revenue Bonds, 5.50%, 5/1/05	5,000,000	5,105,900
California State Department of Water Resources Revenue VRDN:
1.73%, 5/1/22 (r)	3,000,000	3,000,000
1.68%, 5/1/22 (r)	1,000,000	1,000,000
California State Economic Recovery Revenue Bonds, 5.00%, 7/1/23 (mandatory put, 7/1/07 @ 100)(r)	7,500,000	8,081,250
California State Economic Recovery Revenue VRDN, 1.72%, 7/1/23 (r)	6,000,000	6,000,000
California State GO Bonds, 6.30%, 9/1/06	5,040,000	5,441,436
California State GO SAVR:
1.95%, 5/1/33 (r)	15,000,000	14,999,700
1.60%, 5/1/33 (r)	10,000,000	10,000,000
California State HFA Revenue VRDN, 1.72%, 2/1/33 (r)	1,000,000	1,000,000
California Statewide Communities Development Authority Special Tax Revenue VRDN:
1.75%, 6/1/19 (r)	300,000	300,000
1.75%, 5/1/22 (r)	1,970,000	1,970,000
California Statewide Community Development MFH Special Tax Revenue Bonds, 6.25%, 7/1/42 (mandatory put, 1/1/05 @ 100)(r)	4,625,000	4,623,196
Central California Unified School District COPs, 2.00%, 2/1/24 (mandatory put, 2/1/06 @ 100)(r)	2,000,000	2,001,320
Freemont California COPs, 1.70%, 8/1/25 (mandatory put, 8/1/05 @ 100)(r)	4,430,000	4,428,538
Hesperia Califronia Unified School District COPs, 1.70%, 2/1/28 (r)	10,000,000	10,000,000
Los Angeles County California MFH Revenue VRDN, 1.68%, 12/1/07 (r)	700,000	700,000
Los Angeles County California Pension Obligation Refunding VRDN, 1.66%, 6/30/07 (r)	1,300,000	1,300,000
Natomas California Unified School District COPs, 2.50%, 2/1/28 (mandatory put, 2/1/05 @ 100)(r)	4,000,000	4,002,720
Rancho California Water District Financing Authority Revenue VRDN, 1.70%, 8/1/29 (r)	9,200,000	9,200,000
San Bernardino County California MFH Revenue Bonds, 6.25%, 7/1/42 (mandatory put, 12/1/05 @ 100)	3,500,000	3,499,335
San Francisco City and County California Redevelopment Agency MFH Revenue VRDN, 1.51%, 10/1/10 (r)	1,000,000	1,000,000
Santa Rosa California Water Revenue VRDN, 1.70%, 9/1/33 (r)	880,000	880,000

Colorado - 3.7%
Arapahoe County Colorado Dove Valley Metropolitan District GO Bonds:
2.875%, 5/1/20 (mandatory put, 11/1/04 @ 100)(r)	1,670,000	1,671,570
3.30%, 11/1/20 (mandatory put, 11/1/05 @ 100)(r)	1,890,000	1,919,371
3.30%, 11/1/25 (mandatory put, 11/1/05 @ 100)(r)	5,775,000	5,864,743
Bachelor Gulch Colorado Metropolitan District GO Bonds, 1.20%, 12/1/23 (mandatory put, 12/1/04 @ 100)(r)	3,000,000	2,997,750
Colorado State Housing and Finance Authority Revenue Bonds, 1.75%, 8/1/05	8,000,000	7,998,640
Colorado State Housing and Finance Authority Revenue VRDN, 1.68%, 10/15/16 (r)	900,000	900,000
Denver City and County Colorado Airport Revenue Bonds:
4.00%, 11/15/04	1,200,000	1,203,360
5.25%, 11/15/04	2,180,000	2,189,483
4.00%, 11/15/05	1,300,000	1,330,004
4.00%, 11/15/06	6,610,000	6,862,700
5.00%, 11/15/07	5,200,000	5,555,160
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 7.125%, 12/1/10	7,500,000	7,738,050
Lakewood Colorado IDA Revenue VRDN, 2.20%, 8/1/07 (r)	1,632,000	1,632,000
Pitkin County Colorado Industrial Development Revenue VRDN, 1.72%, 4/1/16 (r)	1,000,000	1,000,000
Triview Colorado GO VRDN, 1.375%, 11/1/23 (r)	3,650,000	3,648,759

Connecticut -- 0.5%
Connecticut State Housing and Finance Authority Revenue VRDN, 1.68%, 11/15/34 (r)	6,900,000	6,900,000

Delaware - 0.5%
Delaware State Health Facilities Authority Revenue VRDN, 2.25%, 6/1/32 (r)	5,500,000	5,501,100
Wilmington Delaware School Project Revenue VRDN, 1.70%, 7/1/31 (r)	1,200,000	1,200,000

District of Columbia - 1.1%
District of Columbia COPs:
5.00%, 1/1/05	3,000,000	3,024,060
5.00%, 1/1/06	1,000,000	1,036,650
District of Columbia HFA Revenue Bonds:
3.00%, 12/1/04	2,500,000	2,505,575
2.80%, 1/1/05	4,140,000	4,146,086
District of Columbia Metropolitan Washington Airport Authority System Revenue Bonds:
4.50%, 10/1/04	2,440,000	2,440,171
5.00%, 10/1/06	2,400,000	2,533,872

Florida - 4.1%
Alachua County Florida Health Facilities Authority Revenue VRDN, 1.72%, 10/1/32 (r)	1,900,000	1,900,000
Florida State Board of Education Capital Outlay Bonds, 5.80%, 1/1/11	5,280,000	5,388,926
Gulf Breeze Florida Public Improvement Revenue VRDN:
1.70%, 12/1/20 (r)	1,575,000	1,575,000
1.72%, 3/31/21 (r)	2,370,000	2,370,000
Hillsborough County Florida MFH Revenue Bonds, 2.125%, 1/1/07	5,000,000	4,954,750
Lee County Florida Solid Waste System Revenue Bonds:
5.00%, 10/1/04	4,965,000	4,965,447
5.25%, 10/1/07	7,485,000	8,076,914
Miami-Dade County Florida Expressway Authority Revenue VRDN, 1.50%, 7/1/19 (r)	10,000,000	10,000,000
Miami-Dade County Florida IDA Revenue VRDN, 1.69%, 5/1/28 (r)	3,325,000	3,325,000
Orange County Florida School Board GO VRDN, 1.72%, 8/1/15 (r)	4,915,000	4,915,000
Palm Beach County Florida Revenue VRDN, 2.00%, 3/1/34 (r)	2,400,000	2,396,232
University Athletic Association, Inc., Revenue Bonds:
2.20%, 10/1/31 (mandatory put, 10/1/05 @ 100)	6,400,000	6,428,224
2.80%, 10/1/31 (mandatory put, 10/1/08 @ 100)(r)	1,285,000	1,291,541

Georgia - 0.8%
Columbus Georgia Downtown IDA Revenue Bonds, 6.50%, 7/1/29 (r)	3,900,000	2,730,000
Fulton County Georgia Development Authority Pollution Control Revenue VRDN, 2.10%, 4/1/10 (r)	7,400,000	7,400,000
Georgia State Municipal Gas Authority Revenue VRDN, 1.70%, 11/1/07 (r)	900,000	900,000

Hawaii - 0.6%
Honolulu Hawaii MFH Revenue VRDN, 2.60%, 6/1/20 (r)	8,075,000	8,075,000

Idaho - 0.7%
Boise City Idaho MFH Revenue Bonds, 3.25%, 5/1/36 (mandatory put, 3/27/06 @ 100)(r)	10,175,000	10,304,426

Illinois - 4.3%
Arlington Heights Illinois MFH Revenue VRDN, 1.72%, 5/1/24 (r)	4,230,000	4,230,000
Cook County Illinios Community Consolidated School District Revenue Bonds:
4.00%, 1/1/06	1,000,000	1,026,610
4.00%, 1/1/07	3,590,000	3,743,257
Illinois State Educational Facilities Authority Revenue VRDN, 1.69%, 1/1/16 (r)	3,100,000	3,100,000
Illinois State Housing Development Authority MFH Revenue VRDN, 1.61%, 11/1/33 (r)	3,500,000	3,500,000
Illinois State Metropolitan Pier and Exposition Authority Revenue VRDN, 1.15%, 12/15/23 (r)	7,120,000	7,104,194
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds:
1.40%, 12/15/13 (r)	13,000,000	13,000,000
1.40%, 12/15/13 (r)	25,000,000	25,000,000

Indiana - 2.3%
Allen County Indiana Economic Development Revenue VRDN, 2.00%, 11/1/09 (r)	2,750,000	2,750,000
Indiana State Development Finance Authority Revenue VRDN:
2.00%, 7/1/18 (r)	1,825,000	1,825,000
1.56%, 8/1/24 (r)	2,110,000	2,110,000
1.70%, 8/1/31 (r)	1,900,000	1,900,000
Indiana State Health Facility Financing Authority Revenue VRDN, 1.51%, 1/1/29 (r)	5,000,000	5,000,000
Indianapolis Indiana Local Public Improvement Bond Bank, 1.50%, 1/18/05	5,000,000	5,000,000
Indianapolis Indiana MFH Revenue VRDN, 1.90%, 6/1/33 (r)	1,600,000	1,600,000
Lawrence Indianana Fort Harrison Reuse Authority Tax Allocation Revnue VRDN, 1.53%, 2/1/21 (r)	2,090,000	2,090,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 1.97%, 5/1/18 (r)	2,150,000	2,150,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 2.07%, 11/1/18 (r)	1,180,000	1,180,000
St. Joseph County Indiana Economic Development Revenue VRDN, 1.53%, 5/1/34 (r)	6,500,000	6,500,000

Kansas - 0.5%
Olathe Kansas Health Revenue Bonds, 2.00%, 9/1/22 (mandatory put, 9/1/05 @ 100)(r)	7,250,000	7,261,673

Kentucky - 3.3%
Henderson Kentucky Hospital Revenue VRDN, 1.51%, 12/1/25 (r)	10,000,000	10,000,000
Kentucky State Association of Counties Advance Revenue Program Tax and Revenue Anticipation COPs, 3.00%, 6/30/05	10,000,000	10,096,695
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 1.53%, 6/1/34 (r)	4,700,000	4,700,000
Russell Kentucky Bon Secours Health System Revenue Bonds, 5.85%, 11/15/05	10,000,000	10,460,300
Russell Kentucky GO Bonds, 1.85%, 11/15/05 (r)	11,100,000	11,100,000

Louisiana - 2.8%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, 6.25%, 7/1/05	5,400,000	5,399,838
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue VRDN, 6.25%, 12/1/04 (r)	16,000,000	16,000,000
Louisiana State Correctional Facilities Corporate Lease Revenue Bonds:
5.00%, 12/15/04	1,460,000	1,469,519
5.00%, 12/15/05	4,340,000	4,494,287
5.00%, 12/15/06	4,675,000	4,944,888
Louisiana State HFA Mortgage Revenue VRDN, 1.89%, 12/20/34 (r)	2,545,000	2,545,000
Louisiana State Offshore Terminal Authority Deepwater Port Revenue VRDN, 2.15%, 10/1/21 (r)	5,000,000	4,999,750

Maryland - 0.6%
Baltimore Maryland Revenue Bonds, 3.7145%, 12/1/09	4,424,274	4,424,274
Maryland State Health and Higher Educational Facilities Authority Revenue VRDN:
1.70%, 1/1/29 (r)	750,000	750,000
1.71%, 4/1/31 (r)	2,995,000	2,995,000

Massachusetts - 6.7%
Massachusetts State Development Finance Agency Revenue VRDN, 1.67%, 12/1/30 (r)	13,520,000	13,520,000
Massachusetts State GO Bonds:
5.00%, 12/1/05	32,000,000	33,205,440
5.50%, 11/1/11	10,000,000	11,404,100
Massachusetts State GO VRDN, 1.25%, 11/1/14 (r)	4,995,000	4,986,558
Massachusetts State Health and Educational Facilities Authority Revenue Bonds, 4.50%, 10/1/26 (mandatory put, 4/1/06 @ 100)(r)	6,390,000	6,579,272
Massachusetts State Health and Educational Facilities Authority Revenue SAVR, 1.90%, 6/1/35 (r)	15,000,000	15,000,000
Massachusetts State Health and Educational Facilities Authority Revenue VRDN, 1.66%, 7/1/27 (r)	9,470,000	9,470,000

Michigan - 2.7%
Detroit Michigan Sewer Disposable Revenue Bonds, 1.55%, 7/1/31 (mandatory put, 8/4/05 @ 100)(r)	1,000,000	1,000,000
Michigan State Higher Education Facilities Authority Revenue VRDN, 1.51%, 6/1/34 (r)	13,500,000	13,500,000
Michigan State Municipal Bond Authority Revenue Bonds, 3.00%, 8/23/05	7,000,000	7,080,290
Michigan State Municipal Bonds Authority Revenue COPs, 1.75%, 9/1/31 (r)	16,975,000	16,975,000

Minnesota - 0.8%
Minnesota State Higher Education Facilities Authority Revenue VRDN, 1.73%, 4/1/27 (r)	1,135,000	1,135,000
Richfield Minnesota MFH Revenue VRDN, 1.69%, 3/1/34 (r)	2,610,000	2,610,000
St. Paul Minnesota Port Authority Revenue Bonds, 3.00%, 7/1/12 (mandatory put, 7/1/06 @ 100)	5,300,000	5,289,347
St. Paul Minnesota Port Authority Revenue VRDN, 2.01%, 6/1/19 (r)	2,770,000	2,770,000

Mississippi -- 0.8%
Mississippi State Development Bank Special GO VRDN:
1.79%, 6/1/20 (r)	1,715,000	1,715,000
1.79%, 10/1/20 (r)	5,170,000	5,170,000
1.79%, 12/1/23 (r)	5,000,000	5,000,000

Missouri - 0.8%
Missouri State Health and Educational Facilities Authority Revenue VRDN, 1.72%, 6/1/26 (r)	1,800,000	1,800,000
St. Louis Missouri Municipal Finance Corp. Leasehold Revenue Bonds, 4.00%, 7/15/06	8,540,000	8,854,528

New Jersey - 0.4%
New Jersey State GO VRDN, 1.75%, 6/24/05 (r)	5,200,000	5,200,000

New York - 6.8%
Albany New York IDA Revenue VRDN, 1.79%, 6/1/34 (r)	6,425,000	6,425,000
Jay Street Corp. Lease Revenue VRDN, 1.69%, 5/1/22 (r)	2,300,000	2,300,000
Monroe County New York IDA Revenue VRDN, 1.70%, 12/1/34 (r)	1,600,000	1,600,000
New York City New York GO Bonds:
5.00%, 11/1/04	3,000,000	3,008,340
5.00%, 8/1/05	9,400,000	9,642,990
5.45%, 8/1/05	2,100,000	2,167,326
5.45%, 8/1/05	7,900,000	8,132,734
New York City New York GO VRDN, 1.69%, 8/1/15 (r)	2,500,000	2,500,000
New York City New York Municipal Water Finance Authority Revenue VRDN, 1.77%, 6/15/33 (r)	30,350,000	30,350,000
New York City New York Transitional Finance Authority Revenue VRDN:
1.72%, 2/1/16 (r)	1,990,000	1,990,000
1.72%, 2/1/29 (r)	1,435,000	1,435,000
New York State Dormitory Authority Revenue VRDN, 1.70%, 2/15/21 (r)	10,700,000	10,700,000
New York State Urban Development Corp. Correctional and Youth Facility Services Revenue Bonds:
5.00%, 1/1/05	500,000	504,115
5.00%, 1/1/06	5,000,000	5,190,200
5.25%, 1/1/21 (mandatory put, 1/1/09 @ 100)	4,000,000	4,375,360
New York Triborough Bridge and Tunnel Authority Revenue Bonds, 5.125%, 1/1/22 (Prerefunded 1/1/12 @ 100)	5,000,000	5,597,750

North Carolina - 0.3%
North Carolina State Capital and Educational Facilities Revenue VRDN, 1.69%, 12/1/31 (r)	3,685,000	3,685,000

North Dakota - 0.3%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds, 5.35%, 11/1/19 (r)	4,535,000	4,508,470

Ohio - 3.0%
Akron Bath Copley Joint Township Ohio Hospital District Revenue VRDN, 1.71%, 11/1/34 (r)	5,000,000	5,000,000
Ohio State Higher Educational Facilities Authority Revenue VRDN:
1.80%, 9/1/26 (r)	1,010,000	1,010,000
1.35%, 12/1/33 (r)	8,375,000	8,367,462
University of Cincinnati General Receipts VRDN, 1.44%, 6/1/31 (r)	25,000,000	25,000,000
University of Toledo Ohio General Receipts VRDN, 1.72%, 6/1/32 (r)	2,500,000	2,500,000

Oklahoma - 1.2%
Oklahoma State Housing Development Authority Revenue Bonds, 5.30%, 11/1/05	5,625,000	5,812,256
Tulsa County Oklahoma IDA Revenue Bonds, 5.00%, 4/20/47	3,025,000	1,179,750
Tulsa Oklahoma MFH Revenue Notes, 6.25%, 3/1/05 (e)	14,200,000	10,650,000

Pennsylvania - 5.4%
Allegheny County Pennsylvania IDA Revenue Bonds, 1.875%, 5/1/31 (mandatory put, 5/1/05 @ 100)(r)	6,000,000	6,001,800
Allegheny County Pennsylvania IDA Revenue VRDN, 1.76%, 6/1/22 (r)	1,000,000	1,000,000
Beaver County Pennsylvania IDA Pollution Control Revenue VRDN, 1.70%, 6/1/30 (r)	1,000,000	1,000,000
Cumberland County Pennsylvania Municipal Authority Retirement Community Revenue VRDN, 1.69%, 1/1/35 (r)	1,300,000	1,300,000
Erie Pennsylvania Higher Educational Building Authority Revenue Bonds, 3.25%, 11/1/23 (mandatory put, 11/1/06 @ 100)(r)	5,475,000	5,580,284
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds:
1.70%, 11/1/29 (mandatory put, 11/1/05 @ 100)(r)	4,000,000	3,997,160
1.70%, 11/1/29 (mandatory put, 11/1/05 @ 100)(r)	10,300,000	10,292,687
4.00%, 11/1/32 (mandatory put, 11/1/05 @ 100)(r)	3,500,000	3,583,160
Pennsylvania State Higher Educational Facilities Authority Revenue VRDN, 1.95%, 11/1/27 (r)	10,000,000	10,000,000
Philadelphia Pennsylvania School District GO Revenue VRDN, 1.44%, 9/1/21 (r)	12,725,000	12,725,000
Philadelphia Pennsylvania Tax and Revenue Anticipation Notes, 3.00%, 6/30/05	20,000,000	20,220,420

Puerto Rico -- 1.8%
Puerto Rico Commonwealth Electric Power Authority GO VRDN, 1.70%, 7/1/22 (r)	5,200,000	5,200,000
Puerto Rico Commonwealth GO Bonds, 5.00%, 7/1/18 (mandatory put, 7/1/08 @ 100)(r)	14,625,000	15,741,326
Puerto Rico Commonwealth Housing Finance Corp. Revenue VRDN, 1.80%, 2/7/10 (r)	5,065,000	5,065,000

Rhode Island - 0.7%
Rhode Island State Housing and Mortgage Financing Corp. Revenue Bonds, 3.375%, 11/1/05	10,000,000	10,139,500

South Carolina - 2.2%
Dorchester County South Carolina IDA Revenue VRDN, 1.74%, 10/1/24 (r)	5,100,000	5,100,000
Greenwood County South Carolina Hospital Revenue VRDN, 1.69%, 10/1/23 (r)	4,330,000	4,330,000
South Carolina State Jobs-Economic Development Authority Health Revenue Bonds, 6.50%, 10/1/04	6,750,000	6,749,865
South Carolina State MFH Revenue Notes, 6.25%, 1/1/05	16,300,000	15,485,000

Tennessee - 2.2%
Sevier County Tennessee Public Building Authority Revenue VRDN:
1.72%, 6/1/10 (r)	1,865,000	1,865,000
1.72%, 6/1/17 (r)	3,650,000	3,650,000
1.72%, 6/1/18 (r)	4,930,000	4,930,000
1.72%, 6/1/19 (r)	3,700,000	3,700,000
1.72%, 6/1/20 (r)	190,000	190,000
1.72%, 6/1/21 (r)	1,500,000	1,500,000
1.72%, 6/1/30 (r)	1,390,000	1,390,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue VRDN:
1.72%, 12/1/13 (r)	14,100,000	14,100,000
1.73%, 5/1/16 (r)	100,000	100,000

Texas - 11.2%
Dallas Texas GO Bonds:
3.25%, 2/15/05	14,870,000	14,959,964
4.00%, 2/15/06	5,700,000	5,869,062
4.00%, 2/15/07	4,515,000	4,721,742
Dallas Texas Waterworks and Sewer System Revenue Bonds, 4.00%, 10/1/04	5,500,000	5,500,385
El Paso County Texas Housing Finance Corp. MFH Revenue Bonds, 6.25%, 8/1/32 (mandatory put, 8/1/05 @ 100)	10,000,000	9,992,500
Harris County Texas GO Bonds, 5.00%, 10/1/09	5,130,000	5,415,125
Houston Texas Airport System Revenue Bonds, 6.00%, 7/1/07	4,030,000	4,405,032
Red River Texas Educational Finance Revenue Bonds, 3.40%, 12/1/31 (mandatory put, 12/1/04 @ 100)(r)	2,500,000	2,507,150
Tarrant County Texas Health Facilities Development Authority Corp. Revenue Bonds, 6.25%, 4/1/32	12,935,000	12,934,612
Tarrant County Texas Housing Finance Corp. Revenue Bonds:
6.25%, 3/1/04 (f)	13,100,000	9,170,000
6.25%, 6/1/04 (g)	6,000,000	4,500,000
6.25%, 4/1/07	7,450,000	7,077,500
Texas State Tax and Revenue Anticipation Notes, 3.00%, 8/31/05	55,000,000	55,704,008
Weslaco Texas Health Facilities Development Corp. VRDN, 1.75%, 6/1/23 (r)	15,475,000	15,475,000

Utah - 0.0%
Utah State Municipal Securities Trust Certificates Revenue VRDN, 1.93%, 5/6/13 (r)	675,000	675,000

Vermont - 3.1%
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN:
1.80%, 11/1/21 (r)	5,420,000	5,420,000
1.70%, 10/1/30 (r)	2,810,000	2,810,000
1.81%, 1/1/33 (r)	3,895,000	3,895,000
1.70%, 7/1/33 (r)	2,000,000	2,000,000
Vermont State Student Assistance Corp. Education Loan Revenue VRDN, 1.50%, 12/15/04 (r)	30,400,000	30,400,000

Virginia - 2.3%
Chesapeake Virginia IDA Revenue Bonds, 5.25%, 2/1/08	3,000,000	3,116,610
Louisa Virginia IDA Solid Waste and Sewer Disposal Revenue Bonds:
2.35%, 4/1/22 (mandatory put, 4/1/07 @ 100)(r)	10,000,000	9,892,000
2.30%, 3/1/31 (mandatory put, 3/1/07 @ 100)(r)	10,000,000	9,887,600
Portsmouth Virginia IDA Revenue VRDN, 1.66%, 11/1/27 (r)	2,700,000	2,700,000
Suffolk Virginia IDA Revenue VRDN, 1.87%, 10/1/31 (r)	1,000,000	1,000,000
Virginia State Housing Development Authority Revenue Bonds, 3.75%, 1/1/05	6,160,000	6,183,839

Washington - 0.1%
Portland Washington GO Bonds, 5.25%, 9/1/05	1,485,000	1,530,292

West Virginia -- 2.2%
Weirton West Virginia Municipal Hospital Building Revenue Bonds, 1.25%, 12/1/31 (r)	9,400,000	9,400,000
West Virginia State Economic Development Authority Commercial Revenue Bonds, 8.00%, 4/1/25 (r)	23,000,000	22,424,770

Wisconsin - 2.1%
Wisconsin State GO Bonds, 7.75%, 11/1/04	5,000,000	5,025,900
Wisconsin State Health and Educational Facilities Authority Revenue VRDN, 1.75%, 11/1/23 (r)	6,000,000	6,000,000
Wisconsin State Petroleum Revenue Bonds, 5.00%, 7/1/07	6,000,000	6,305,160
Wisconsin State Public Power Supply System Revenue VRDN, 1.46%, 7/1/21 (r)	12,500,000	12,500,000

Wyoming - 0.9%
Gillette Wyoming Pollution Control Revenue VRDN, 1.73%, 1/1/18 (r)	12,600,000	12,600,000

Other - 3.1%
ABN Amro MuniTOPS Trust Certificates VRDN:
1.75%, 4/5/06 (r)	200,000	200,000
1.73%, 7/4/07 (r)	500,000	500,000
1.71%, 8/1/24 (r)	300,000	300,000
Charter Mac Equity Issuer Trust MFH Revenue Bonds, 3.25%, 3/15/07 (mandatory put, 3/15/05 @ 100)(e)(r)	15,000,000	15,014,250
Class B Certificate Trust Revenue COPs, 2.04%, 7/1/41 (r)	5,000,000	5,000,000
Koch Floating Rate Trust Revenue VRDN, 1.94%, 4/1/09 (r)	1,079,664	1,079,664
Munimae Trusts:
4.60%, 1/13/11 (mandatory put, 12/17/06 @ 100)	7,045,000	7,288,687
4.60%, 12/16/16 (mandatory put, 12/17/06 @ 100)	7,805,000	8,076,926
Roaring Fork Municipal Products LLC VRDN:
1.77%, 7/1/32 (r)	5,000,000	5,000,000
1.77%, 5/1/33 (r)	1,000,000	1,000,000
1.77%, 12/1/33 (r)	1,000,000	1,000,000

TOTAL INVESTMENTS (Cost $1,410,552,684) - 99.0%		1,401,081,516
Other assets and liabilities, net - 1.0%		14,066,441
NET ASSETS - 100%		$1,415,147,957

(e) Security has been restructured from an original maturity date of October 15, 2003. Security is currently in default for interest. Accrued interest as of September 30, 2004 totaled $816,736 and includes past due interest accrued since and due on October 15, 2003 of $299,028. Subsequent to period end, interest payments totaling $100,000 were applied towards past due interest.

(f) Security has been restructured from an original maturity date of March 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of September 30, 2004 totaled $886,979 and includes past due interest accrued since and due on March 1, 2004. Interest has continued to accrue, as the Advisor believes that it is likely that a refinancing or securitization will result in the recovery of accrued interest and settlement of principal.

(g) Security has been restructured from an original maturity date of October 1, 2002. Security is currently in default for both principal and interest. Accrued interest as of September 30, 2004 totaled $187,500 and includes past due interest accrued since and due on June 1, 2004. Interest has continued to accrue, as the Advisor believes that it is likely that a refinancing or securitization will result in the recovery of accrued interest and settlement of principal.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond-Purchase Agreement GA: Guaranty Agreement
CA: Collateral Agreement LOC: Letter of Credit
C/LOC: Confirming Letter of Credit SWAP: Swap Agreement

Abbreviations:
COPs: Certificates of Participation
FGIC: Federal Guaranty Insurance Company
FHLB: Federal Home Loan Bank
FHLMC: Federal Home Loan Mortgage Corp.
FSA: Financial Security Advisor
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: limited Obligation
MFH: Multi-Family Housing
SAVR: Select Action Variable Rate
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES LONG-TERM PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
	PRINCIPAL
MUNICIPAL OBLIGATIONS - 97.7%	AMOUNT	VALUE
Alabama - 2.6%
Mobile County Alabama Go Bonds, 5.25%, 8/1/18	$1,500,000	$1,664,040

Arizona - 4.4%
University of Arizona COPs, 5.50%, 6/1/15	2,470,000	2,792,557

California -- 16.0%
California Educational Facilities Authority Revenue Bonds, 6.625%, 6/1/20	1,490,000	1,638,568
California State Department of Water Resources Revenue Bonds, 5.375%, 5/1/17	2,000,000	2,220,880
Covina-Valley California Unified School District Revenue Bonds, 5.50%, 8/1/26	2,400,000	2,608,512
Hawaiian Gardens California Public Finance Authority Revenue Bonds:
5.25%, 12/1/22	1,475,000	1,596,938
5.25%, 12/1/23	1,000,000	1,076,680
Perris Union High School District COPs, Zero Coupon, 10/1/30	1,000,000	1,015,700

Colorado - 3.3%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 8.00%, 12/1/25	2,000,000	2,088,340

Florida - 8.9%
Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,775,800
Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	1,315,000	1,340,550
Sunrise Florida Excise Tax and Special Assessment Revenue Bonds, 5.00%, 10/1/28	1,500,000	1,550,460

Illinois - 2.8%
Illinois State Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	555,265
Illinois State Student Assistance Community Student Loan Revenue Bonds, 5.10%, 9/1/08	1,135,000	1,224,109

Iowa - 0.8%
Iowa State Higher Education Loan Authority Revenue VRDN, 1.72%, 4/1/33 (r)	500,000	500,000

Louisiana -- 1.8%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, 6.30%, 7/1/30	1,000,000	1,142,690

Maryland - 3.7%
Cecil County Maryland Health Department COPs, 7.875%, 7/1/14	919,000	924,845
Maryland State Community Development Administration Revenue Bond, 4.95%, 7/1/32	1,235,000	1,233,061
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)	500,000	218,500

Massachusetts - 3.2%
Massachusetts State Water Resource Authority Revenue Bonds, 5.00%, 8/1/28	2,000,000	2,051,300

Michigan -- 10.1%
Ann Arbor Michigan School District Revenue Bonds, 4.75%, 5/1/29	1,000,000	999,960
University of Michigan Revenue Bonds, 5.25%, 12/1/20	3,000,000	3,188,040
Wayne Charter County Michigan Airport Refunding Bonds, 5.50%, 12/1/15	2,000,000	2,216,600

Nebraska - 4.1%
Omaha Nebraska Convention Hotel Corp. Revenue Bonds, 5.125%, 4/1/32	2,500,000	2,571,300

New York -- 3.0%
New York State Urban Development Corp. Revenue Bonds, 5.25%, 1/1/14	1,685,000	1,907,723

Oklahoma -- 2.4%
Citizen Potawatomi Nation Revenue Bonds, 6.50%, 9/1/16	1,500,000	1,517,640

Pennsylvania - 4.5%
Pennsylvania State Economy Municipal Authority Sewer Revenue Bonds, 5.00%, 12/15/28	2,755,000	2,826,162

Rhode Island - 1.0%
Rhode Island Port Authority and Economic Development Corp. Airport Revenue Bonds, 7.00%, 7/1/14	500,000	600,545

South Carolina - 1.7%
Charleston County South Carolina Resource Recovery Revenue Bonds, 5.10%, 1/1/08	1,025,000	1,103,720

Tennessee - 1.0%
Sevier County Tennessee Public Building Authority Revenue VRDN, 1.76%, 6/1/23 (r)	600,000	600,000

Texas - 8.6%
Brownsville Texas COPs, 5.50%, 2/15/18	1,000,000	1,113,350
Edcouch Elsa Texas Independent School District GO Bonds, 5.50%, 2/15/30	900,000	971,028
North Forest Texas Independent School District GO Bonds, 6.25%, 8/15/16	1,045,000	1,090,949
Tarrant County Texas Health Facilities Development Corp. Revenue Bonds, 5.75%, 2/15/15	2,000,000	2,307,600

Utah - 2.7%
Utah State Building Ownership Authority Lease Revenue Bonds, 5.00%, 5/15/20	1,620,000	1,717,605

Virgin Islands - 1.8%
Virgin Islands Public Finance Authority Revenue Bonds, 6.375%, 10/1/19	1,000,000	1,135,810

Virginia - 3.0%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17	1,700,000	1,882,087

West Virginia - 1.5%
West Virginia State Economic Development Authority Commercial Revenue Bonds, 8.00%, 4/1/25	1,000,000	974,990

Wisconsin - 4.8%
Middleton-Cross Plains Area Wisconsin School District GO Bonds, 5.25%, 4/1/18	1,655,000	1,820,119
Monroe Wisconsin School District GO Bonds, 5.25%, 4/1/16	1,115,000	1,226,244

TOTAL INVESTMENTS (Cost $59,529,413) - 97.7%		61,990,267
Other assets and liabilities, net - 2.3%		1,462,355
NET ASSETS - 100%		$63,452,622

(f) Interest payments have been deferred until July 1, 2005. At September 30, 2004 accumulated deferred interest totaled $60,744 and includes interest accrued since and due on October 1, 2003.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Agency
VRDN: Variable Rate Demand Notes

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
FUTURES	Contracts	Date	at Value	(Depreciation)
Sold:
10 Year US Treasury Notes	210	12/04	($23,651,250)	($54,786)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES VERMONT PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
	PRINCIPAL
MUNICIPAL OBLIGATIONS - 98.4%	AMOUNT	VALUE
Vermont - 77.7%
Burlington Vermont Electric Revenue Bonds:
6.375%, 7/1/10	$3,125,000	$3,680,094
5.375%, 7/1/12	1,405,000	1,599,831
Rutland County Vermont Solid Waste District Revenue Bonds:
6.45%, 11/1/04	110,000	110,418
6.50%, 11/1/05	105,000	109,886
6.55%, 11/1/06	100,000	108,209
6.60%, 11/1/07	100,000	111,163
6.70%, 11/1/08	100,000	113,738
6.75%, 11/1/09	100,000	115,638
6.80%, 11/1/10	100,000	117,322
6.80%, 11/1/11	100,000	118,411
6.85%, 11/1/12	100,000	119,642
University of Vermont and State Agriculture College Revenue Bonds, 5.125%, 10/1/27	1,000,000	1,037,460
Vermont Municipal Bonds Bank Revenue Bonds:
5.00%, 12/1/17	1,000,000	1,094,200
5.50%, 12/1/18	1,060,000	1,189,161
5.00%, 12/1/19	2,000,000	2,148,980
5.50%, 12/1/19	1,500,000	1,682,775
Vermont State Educational and Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,116,880
6.60%, 12/1/14	1,050,000	1,098,258
5.50%, 7/1/18	1,955,000	2,034,080
6.25%, 9/1/18	2,000,000	2,071,320
5.00%, 10/1/23	1,000,000	1,029,140
5.625%, 10/1/25	1,000,000	1,046,630
5.00%, 11/1/32	1,810,000	1,846,345
5.50%, 1/1/33	1,100,000	1,085,920
Vermont State Educational and Health Buildings Financing Agency Revenue VRDNs:
1.80%, 11/1/21 (r)	1,550,000	1,550,000
1.70%, 10/1/30 (r)	1,430,000	1,430,000
Vermont State GO Bonds:
Zero Coupon, 8/1/08	400,000	361,440
5.00%, 1/15/11	1,500,000	1,630,665
5.00%, 2/1/15	2,500,000	2,773,225
4.625%, 8/1/17	2,485,000	2,601,198
Vermont State Housing Finance Agency Single Family Revenue Bonds:
5.25%, 11/1/20	265,000	274,898
5.55%, 11/1/21	915,000	953,421
4.90%, 11/1/22	1,000,000	1,022,200
Vermont State Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	2,180,000	2,468,872

Total Vermont (Cost $38,027,132)		39,851,420

Territories - 20.7%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	2,000,000	2,228,660
Guam Government LO Highway and Transportation Authority Revenue Bonds, 4.50%, 5/1/12	1,500,000	1,608,495
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,690,000	2,109,712
5.50%, 7/1/17	1,000,000	1,171,600
Puerto Rico Commonwealth Highway and Transportation Authority Revenue Bonds, 5.50%, 7/1/17	2,000,000	2,343,200
Virgin Islands Public Finance Authority Revenue Bonds, 5.25%, 10/1/15	1,000,000	1,134,870

Total Territories (Cost $10,224,611)		10,596,537

Total Investments (Cost $48,251,743) - 98.4%		50,447,957
Other assets and liabilities, net - 1.6%		837,990
Net Assets - 100%		$51,285,947

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Sold:
5 Year U.S. Treasury Notes	135	12/04	$14,951,250	($12,007)

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
GO: General Obligation
LO: Limited Obligation
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SEMI-ANNUAL REPORT (UNAUDITED) CALVERT TAX-FREE RESERVES - 41
NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of four separate portfolios. Money Market and Limited-Term are registered as diversified portfolios and Long-Term and Vermont as non-diversified portfolios. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class T shares ceased operations on May 23, 2003 and were sold to investors with brokerage accounts at The Advisors Group, Inc. Class A shares of Limited-Term are sold with a maximum front-end sales charge of 1.00% and Long-Term and Vermont are sold with a maximum front-end sales charge of 3.75%.

On December 19, 2003, the net assets of Calvert Tax-Free Reserves California Money Market Portfolio (California Money Market) merged into the Calvert Tax-Free Reserves Money Market Portfolio (Money Market). The merger was accomplished by a tax-free exchange of 246,393,863 shares of Money Market for 246,393,863 shares of California Money Market outstanding on December 19, 2003. The California Money Market's net assets as of December 19, 2003, including $20,412 of accumulated net realized loss were combined with those of Money Market.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2004, no securities were fair valued under the direction of the Board of Trustees.
42 - CALVERT TAX-FREE RESERVES SEMI-ANNUAL REPORT (UNAUDITED)
Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Redemption Fee: Effective February 1, 2004, the Limited-Term, Long-Term, and Vermont Portfolios began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (Long-Term and Vermont) or five days of purchase (Limited-Term) in the same Portfolio. The redemption fee is paid to the Portfolio, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By: /s/ Barbara Krumsiek
 Barbara Krumsiek
President -- Principal Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara Krumsiek
 Barbara Krumsiek
President -- Principal Executive Officer

Date: November 24, 2004

/s/ Ronald Wolfsheimer
 Ronald Wolfsheimer
Treasurer -- Principal Financial Officer

Date: November 24, 2004

EX-99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Barbara Krumsiek, certify that:

1. I have reviewed this report on Form N-Q of Calvert Tax-Free Reserves;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly represent in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 24, 2004

/s/ Barbara Krumsiek
Barbara Krumsiek
President -- Principal Executive Officer

EX-99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Ronald Wolfsheimer, certify that:

1. I have reviewed this report on Form N-Q of Calvert Tax-Free Reserves;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly represent in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 24, 2004

/s/ Ronald Wolfsheimer
Ronald Wolfsheimer
Treasurer -- Principal Financial Officer